UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Quality Preferred Income Fund 3 (JHP)
October 31, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 58.2% (42.7% of Total Investments)
	Capital Markets – 8.5%
59,609	Ameriprise Financial, Inc.	7.750%		A	$1,707,798
2,100,000	Charles Schwab Corporation, (3)	7.000%		BBB+	2,407,503
133,865	Credit Suisse	7.900%		BBB	3,473,797
388,759	Deutsche Bank Capital Funding Trust II	6.550%		BBB	10,064,970
2,100	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	56,217
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	302,072
7,600	Merrill Lynch Capital Trust I	6.450%		BB+	189,620
22,100	State Street Corporation	5.250%		BBB+	570,843
	Total Capital Markets				18,772,820
	Commercial Banks – 7.0%
16,900	Banco Santander Finance	10.500%		BB	460,525
300,000	BPCE SA, (3)	13.000%		BBB-	321,750
1,500,000	HSBC Bank PLC, (3)	1.000%		A	735,000
25,000	HSBC Holdings PLC	8.000%		BBB+	705,500
15,000	HSBC USA Inc., Series F	2.858%		BBB+	747,000
2,700,000	National Australia Bank, (3)	8.000%		BBB+	2,967,300
211,700	PNC Financial Services	6.125%		BBB	5,927,600
2,000,000	PNC Financial Services Inc., (3)	6.750%		BBB	2,306,380
52,500	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	1,215,375
	Total Commercial Banks				15,386,430
	Diversified Financial Services – 5.8%
30,100	BAC Capital Trust XII	6.875%		BB+	752,500
35,000	Citigroup Capital Trust XI	6.000%		BB	876,400
54,185	Citigroup Capital XIII	7.875%		BB+	1,506,885
24,300	Citigroup Capital XVI	6.450%		BB+	610,659
59,100	Countrywide Capital Trust IV	6.750%		BB+	1,485,774
29,626	General Electric Capital Corporation	4.875%		AA+	740,650
239,500	ING Groep N.V.	7.050%		BBB-	6,028,215
10,000	ING Groep N.V.	6.125%		BBB-	242,800
3,300	Merrill Lynch Capital Trust II	6.450%		BB+	82,401
13,420	Merrill Lynch Capital Trust III	7.375%		BB+	341,002
	Total Diversified Financial Services				12,667,286
	Diversified Telecommunication Services – 1.8%
26,800	Qwest Corporation	7.500%		BBB-	734,856
26,699	Qwest Corporation	7.375%		BBB-	727,281
72,881	Qwest Corporation	7.000%		BBB-	1,940,821
22,500	Qwest Corporation	7.000%		BBB-	593,775
	Total Diversified Telecommunication Services				3,996,733
	Electric Utilities – 1.7%
10,000	Alabama Power Company, (3)	6.450%		A-	290,000
10,000	Entergy Arkansas Inc.	5.750%		A-	281,400
10,000	Entergy Louisiana LLC	5.250%		A-	265,700
76,739	Entergy Texas Inc.	7.875%		BBB+	2,223,129
25,000	NextEra Energy Inc.	5.700%		BBB	664,750
	Total Electric Utilities				3,724,979
	Energy Equipment & Services – 1.0%
81,071	NextEra Energy Inc.	5.625%		BBB	2,147,571
	Food Products – 0.5%
10,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	1,060,476
	Industrial Conglomerates – 0.4%
900,000	General Electric Capital Trust I, (3)	6.375%		AA-	964,125
	Insurance – 15.0%
319,390	Aegon N.V.	6.375%		Baa1	8,265,813
68,922	Aflac Inc.	5.500%		Baa1	1,763,025
75,054	Allianz SE, (3)	8.375%		A+	1,939,681
25,000	Arch Capital Group Limited	6.750%		BBB	673,250
11,500	Aspen Insurance Holdings Limited	7.250%		BBB-	308,200
47,000	Axis Capital Holdings Limited	6.875%		BBB	1,261,950
250,000	Chubb Corporation, (3)	6.375%		A-	271,250
1,250,000	Dai-Ichi Mutual Life, 144A, (3)	7.250%		A3	1,459,625
90,100	Delphi Financial Group, Inc., (3)	7.376%		Baa3	2,263,762
95,936	EverestRe Capital Trust II	6.200%		Baa1	2,422,384
84,800	Hartford Financial Services Group Inc.	7.875%		BB+	2,405,776
7,025	PartnerRe Limited	7.250%		BBB+	195,716
195,016	PartnerRe Limited	6.750%		BBB+	5,011,911
2,214	PLC Capital Trust V	6.125%		BBB	55,881
63,344	Prudential Financial Inc.	6.750%		A-	1,607,037
32,000	Reinsurance Group of America Inc.	6.200%		BBB	874,240
1,400,000	Reinsurance Group of America Inc., (3)	6.750%		BBB-	1,416,449
300,000	Swiss Re Capital I, (3)	6.854%		A	310,500
23,800	Torchmark Corporation	5.875%		BBB+	617,610
	Total Insurance				33,124,060
	Machinery – 0.9%
75,000	Stanley, Black and Decker Inc.	5.750%		BBB+	1,983,750
	Multi-Utilities – 2.3%
94,598	Dominion Resources Inc.	8.375%		BBB	2,648,744
21,400	DTE Energy Company	5.250%		BBB-	545,272
76,505	Xcel Energy Inc.	7.600%		BBB	1,956,233
	Total Multi-Utilities				5,150,249
	Oil, Gas & Consumable Fuels – 2.0%
171,252	Nexen Inc.	7.350%		BB+	4,363,501
	Pharmaceuticals – 0.1%
5,737	Bristol Myers Squibb Company (CORTS)	6.250%		A+	149,449
	Real Estate/Mortgage – 8.7%
11,400	CommomWealth REIT	5.750%		Baa3	280,098
7,273	CommomWealth REIT	7.250%		Ba1	191,498
54,287	Hospitality Properties Trust	7.125%		Baa3	1,481,492
11,100	Prologis Inc., Series G	6.750%		BB	278,943
73,699	PS Business Parks, Inc.	6.000%		BBB-	1,908,804
10,000	PS Business Parks, Inc.	6.875%		BBB-	268,100
8,000	Public Storage, Inc., (3)	5.750%		A3	213,760
117,100	Realty Income Corporation	6.625%		Baa2	3,182,778
155,320	Vornado Realty LP	7.875%		BBB	4,331,875
57,400	Vornado Realty Trust	5.700%		BBB-	1,461,404
80,367	Wachovia Preferred Funding Corporation, (4)	7.250%		BBB+	2,193,215
143,543	Weingarten Realty Trust	8.100%		BBB	3,413,453
	Total Real Estate/Mortgage				19,205,420
	U.S. Agency – 0.9%
16,000	Cobank Agricultural Credit Bank, Series C, (3)	11.000%		A-	859,000
20,200	Cobank Agricultural Credit Bank, Series D, (3)	11.000%		A-	1,096,482
	Total U.S. Agency				1,955,482
	Wireless Telecommunication Services – 1.6%
70,400	Telephone and Data Systems Inc.	7.000%		Baa2	1,982,464
31,000	Telephone and Data Systems Inc.	6.875%		BBB	860,250
19,791	United States Cellular Corporation	6.950%		Baa2	550,388
	Total Wireless Telecommunication Services				3,393,102
	Total $25 Par (or similar) Preferred Securities (cost $117,849,913)				128,045,433

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 12.9% (9.4% of Total Investments)
	Capital Markets – 1.9%
$1,700	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	$1,768,000
910	Macquarie Bank Limited	10.250%	6/20/57	BB+	973,700
1,795	State Street Capital Trust IV	1.308%	6/15/37	A3	1,376,531
4,405	Total Capital Markets				4,118,231
	Commercial Banks – 3.8%
1,700	BNP Paribas, 144A	5.186%	N/A (5)	BBB	1,581,000
250	Den Norske Bank	0.561%	N/A (5)	Baa3	130,000
250	Den Norske Bank	0.859%	N/A (5)	Baa3	125,000
2,400	Groupe BCPE	1.940%	N/A (5)	BBB-	1,251,168
150	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	154,125
500	Lloyds Banking Group LBG Capital 1, 144A	8.000%	N/A (5)	BB	478,483
4,500	M&T Bank Corporation, 144A	6.875%	N/A (5)	BBB	4,606,740
9,750	Total Commercial Banks				8,326,516
	Diversified Financial Services – 1.2%
1,000	Citigroup Inc.	5.950%	N/A (5)	BB	1,030,625
1,600	General Electric Capital Corporation	6.250%	N/A (5)	AA-	1,744,048
2,600	Total Diversified Financial Services				2,774,673
	Electric Utilities – 0.2%
450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	487,125
	Industrial Conglomerates – 0.5%
1,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	N/A (5)	BBB	1,042,500
	Insurance – 4.9%
1,600	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,684,000
2,700	QBE Capital Funding Trust II, 144A	6.797%	N/A (5)	BBB+	2,702,325
6,100	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	6,374,500
10,400	Total Insurance				10,760,825
	Multi-Utilities – 0.4%
900	Dominion Resources Inc.	2.662%	9/30/66	BBB	831,600
$29,505	Total Corporate Bonds (cost $26,903,420)				28,341,470

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 60.8% (44.5% of Total Investments)
	Capital Markets – 3.0%

1,200	BNY Institutional Capital, 144A, (4)	7.780%	12/01/26	A2	$1,218,000
900	Deutsche Bank Capital Funding Trust I	3.330%	N/A (5)	BBB	591,021
3,000	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba2	2,775,000
800	Goldman Sachs Capital II	4.000%	6/01/43	BB+	632,320
1,200	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	1,236,958
	Total Capital Markets				6,453,299
	Commercial Banks – 21.4%
2,200	Abbey National Capital Trust I	8.963%	N/A (5)	BBB-	2,425,500
1,400	Barclays Bank PLC, 144A	7.434%	N/A (5)	BBB	1,456,000
1,500	Barclays Bank PLC, Regulation S, 144A	6.860%	N/A (5)	BBB	1,507,500
1,000	Barclays Bank PLC	6.278%	N/A (5)	BBB	941,875
1,000	First Empire Capital Trust I	8.234%	2/01/27	BBB	1,002,953
2,700	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	BBB+	2,727,000
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	10,125,303
500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	475,000
300	HBOS Capital Funding LP	6.850%	N/A (5)	BB	248,100
2,700	HBOS Capital Funding LP, 144A	6.071%	N/A (5)	BB	2,207,250
1,500	HSBC Bank PLC	0.850%	6/11/37	A-	747,000
1,500	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	1,495,065
1	M&T Bank Corporation	5.000%	N/A (5)	BBB	1,116,500
1,900	Nordea Bank AB	8.375%	N/A (5)	BBB+	2,044,400
1,900	North Fork Capital Trust II	8.000%	12/15/27	Baa3	1,895,250
2,200	Rabobank Nederland, 144A	11.000%	N/A (5)	A-	2,942,500
100	Rabobank Nederland Capital Trust II, 144A	5.260%	N/A (5)	A-	100,000
1,500	Rabobank Nederland Capital Trust III, 144A	5.254%	N/A (5)	A+	1,507,500
200	Societe Generale, 144A	1.103%	N/A (5)	BBB-	108,600
200	Societe Generale, 144A	5.922%	N/A (5)	BBB-	166,000
3,400	Societe Generale	8.750%	N/A (5)	BBB-	3,451,340
100	Standard Chartered PLC, 144A	6.409%	N/A (5)	BBB+	101,000
2,700	Standard Chartered PLC, 144A	7.014%	N/A (5)	BBB+	2,835,000
- (6)	Union Planters Preferred Fund, 144A	7.750%	N/A (5)	BB	5,470,875
	Total Commercial Banks				47,097,511
	Consumer Finance – 0.8%
1,800	Capital One Capital IV Corporation	6.745%	2/07/37	Baa3	1,818,900
	Diversified Financial Services – 3.6%
4,000	General Electric Capital Corporation	7.125%	N/A (5)	AA-	4,576,360
1,800	JPMorgan Chase Capital XXIII	1.310%	5/15/47	BBB	1,329,988
2,000	NB Capital Trust II	7.830%	12/15/26	BB+	2,039,160
	Total Diversified Financial Services				7,945,508
	Electric Utilities – 1.0%
2,000	FPL Group Capital Inc.	7.300%	9/01/67	BBB	2,215,000
	Insurance – 24.1%
400	Ace Capital Trust II	9.700%	4/01/30	BBB+	584,640
2,100	Allstate Corporation	6.125%	5/15/37	Baa1	2,176,125
4,300	AXA SA, 144A	6.379%	N/A (5)	Baa1	4,020,500
1,200	AXA	8.600%	12/15/30	A3	1,493,395
3,200	Catlin Insurance Company Limited	7.249%	N/A (5)	BBB+	3,232,000
3,125	Glen Meadows Pass Through Trust	6.505%	2/12/67	BB+	2,843,750
1,850	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	1,904,690
800	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	898,000
4,100	Lincoln National Corporation	7.000%	5/17/66	BBB	4,202,500
3,200	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	3,863,702
5,500	National Financial Services Inc.	6.750%	5/15/37	Baa2	5,747,500
400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	434,543
2,800	Oil Insurance Limited, 144A	3.442%	N/A (5)	Baa1	2,500,484
2,000	Progressive Corporation	6.700%	6/15/37	A2	2,177,500
1,500	Prudential Financial Inc.	8.875%	6/15/38	BBB+	1,852,500
2,000	Prudential PLC	6.500%	N/A (5)	A-	1,990,000
2,200	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	2,295,099
900	White Mountains Re Group Limited	7.506%	N/A (5)	BB+	935,010
4,900	XL Capital Ltd	6.500%	N/A (5)	BBB-	4,544,750
2,700	ZFS FINANCE USA TRUST II, 144A	6.450%	12/15/65	A	2,902,500
2,154	ZFS Finance USA Trust V	6.500%	5/09/37	A	2,299,395
	Total Insurance				52,898,583
	Multi-Utilities – 0.3%
500	Dominion Resources Inc.	7.500%	6/30/66	BBB	550,000
	Road & Rail – 1.6%
3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,575,163
	U.S. Agency – 0.8%
1,800	AgFirst Farm Credit Bank	7.300%	N/A (5)	A-	1,799,784
	Wireless Telecommunication Services – 4.2%
7	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	9,208,856
	Total Capital Preferred Securities (cost $121,333,777)				133,562,604

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.1% (0.1% of Total Investments)
	Commercial Banks – 0.1%
1,512	KeyCorp Convertible Preferred Stock	7.750%		BBB-	$186,732
	Total Convertible Preferred Securities (cost $149,528)				186,732

Shares	Description (1)				Value
	Investment Companies – 1.9% (1.4% of Total Investments)
172,099	BlackRock Credit Allocation Income Trust II				$1,986,023
9,833	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				193,710
99,571	John Hancock Preferred Income Fund III				1,960,553
	Total Investment Companies (cost $5,283,566)				4,140,286

Principal
Amount (000)	Description (1)	Coupon		Maturity	Value
	Short-Term Investments – 2.5% (1.9% of Total Investments)
$5,575	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $5,575,031, collateralized by $5,690,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $5,690,000	0.010%		11/01/12	$5,575,029
	Total Short-Term Investments (cost $5,575,029)				5,575,029
	Total Investments (cost $277,095,233) – 136.4%				299,851,554
	Borrowings – (36.8)% (7), (8)				(81,000,000)
	Other Assets Less Liabilities – 0.4% (9)				1,012,270
	Net Assets Applicable to Common Shares – 100%				$219,863,824

Investments in Derivatives at October 31, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation) (9)
JPMorgan	$14,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (197,521)
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(810,128)
							$ (1,007,649)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments*:
$25 Par (or similar) Preferred Securities	$107,162,390	$20,883,043	$–	$128,045,433
Corporate Bonds	–	28,341,470	–	28,341,470
Capital Preferred Securities	–	133,562,604	–	133,562,604
Convertible Preferred Securities	186,732	–	–	186,732
Investment Companies	4,140,286	–	–	4,140,286
Short-Term Investments:
Repurchase Agreements	–	5,575,029	–	5,575,029
Derivatives:
Interest Rate Swaps**	–	(1,007,649)	–	(1,007,649)
Total	$111,489,408	$187,354,497	$–	$298,843,905

* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(1,007,649)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding investments in derivatives) was $277,804,758.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$25,031,318
Depreciation	(2,984,522)

Net unrealized appreciation (depreciation) of investments	$22,046,796

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Borrowings as a percentage of Total Investments is 27.0%.

(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $183,957,061 have been pledged as collateral for Borrowings.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

N/A	Not applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2012